Pledged Assets and Debt - Senior Secured Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017
Senior secured notes payable
Senior secure notes payable
Deferred Issuance costs, noncurrent	$ 0
Predecessor
Senior secure notes payable
Net Principal, noncurrent			$ 248,126
Predecessor | 12.75% Senior Secured Notes due 2020
Senior secure notes payable
Face amount of debt	$ 25,000
Interest rate (as a percent)	12.75%
Predecessor | Senior secured notes payable
Senior secure notes payable
Principal			249,790
Deferred issuance costs			1,664
Deferred Issuance costs, noncurrent			1,664
Net principal			248,126
Net Principal, noncurrent			248,126
Predecessor | Senior secured notes payable | 10.75% senior secured notes due 2019
Senior secure notes payable
Face amount of debt	$ 405,000
Interest rate (as a percent)	10.75%
Principal			237,290
Deferred issuance costs			1,504
Net principal			$ 235,786
Predecessor | Senior secured notes payable | 12.75% Senior Secured Notes due 2020
Senior secure notes payable
Interest rate (as a percent)		12.75%	12.75%
Principal			$ 12,500
Deferred issuance costs			160
Net principal			$ 12,340